Long-term debt (Details 2)											12 Months Ended																				12 Months Ended						12 Months Ended
	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2012 Structured notes CHF	Dec. 31, 2012 Structured notes Equity CHF	Dec. 31, 2012 Structured notes Fixed income CHF	Dec. 31, 2012 Structured notes Emerging markets CHF	Dec. 31, 2012 Structured notes Credit CHF	Dec. 31, 2012 Structured notes Other CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Senior notes. Minimum	Dec. 31, 2012 Bank Senior notes. Maximum	Dec. 31, 2012 Bank Subordinated Minimum	Dec. 31, 2012 Bank Subordinated Maximum	Dec. 31, 2012 Bank Non-recourse liabilities from consolidated VIEs Minimum	Dec. 31, 2012 Bank Non-recourse liabilities from consolidated VIEs Maximum	Dec. 31, 2012 Bank Structured notes CHF	Dec. 31, 2012 Bank Structured notes Equity CHF	Dec. 31, 2012 Bank Structured notes Fixed income CHF	Dec. 31, 2012 Bank Structured notes Emerging markets CHF	Dec. 31, 2012 Bank Structured notes Credit CHF	Dec. 31, 2012 Bank Structured notes Other CHF	Dec. 31, 2012 Bank Fixed rate Senior notes. CHF	Dec. 31, 2012 Bank Fixed rate Subordinated CHF	Dec. 31, 2012 Bank Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Bank Variable rate Senior notes. CHF	Dec. 31, 2012 Bank Variable rate Subordinated CHF	Dec. 31, 2012 Bank Variable rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Group parent company CHF	Dec. 31, 2011 Group parent company CHF	Dec. 31, 2012 Group parent company Senior notes.	Dec. 31, 2012 Group parent company Subordinated	Dec. 31, 2012 Group parent company Fixed rate Senior notes. CHF	Dec. 31, 2012 Group parent company Fixed rate Subordinated CHF	Dec. 31, 2012 Credit Suisse Group Finance (Guernsey) Limited JPY (¥)	Dec. 31, 2012 Group subsidiaries CHF	Dec. 31, 2012 Group subsidiaries Senior notes. Minimum	Dec. 31, 2012 Group subsidiaries Senior notes. Maximum	Dec. 31, 2012 Group subsidiaries Subordinated Minimum	Dec. 31, 2012 Group subsidiaries Subordinated Maximum	Dec. 31, 2012 Group subsidiaries Non-recourse liabilities from consolidated VIEs Minimum	Dec. 31, 2012 Group subsidiaries Non-recourse liabilities from consolidated VIEs Maximum	Dec. 31, 2012 Group subsidiaries Fixed rate Senior notes. CHF	Dec. 31, 2012 Group subsidiaries Fixed rate Subordinated CHF	Dec. 31, 2012 Group subsidiaries Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Group subsidiaries Variable rate Senior notes. CHF	Dec. 31, 2012 Group subsidiaries Variable rate Subordinated CHF	Dec. 31, 2012 Group subsidiaries Variable rate Non-recourse liabilities from consolidated VIEs CHF
Long-term debt by maturities
2013	30,458,000,000		7,655,000,000						32,574,000,000								7,655,000,000						13,931,000,000	2,465,000,000	218,000,000	12,807,000,000	3,000,000,000	153,000,000								30,458,000,000							14,815,000,000	2,465,000,000	218,000,000	12,807,000,000		153,000,000
2014	20,440,000,000		7,505,000,000						20,298,000,000								7,505,000,000						11,295,000,000	144,000,000	2,000,000	8,179,000,000	200,000,000	478,000,000								20,440,000,000							11,637,000,000	144,000,000	2,000,000	8,179,000,000		478,000,000
2015	22,018,000,000		5,730,000,000						22,471,000,000								5,730,000,000						13,859,000,000	89,000,000	815,000,000	7,221,000,000	19,000,000	468,000,000	29,000,000					29,000,000		21,989,000,000							14,333,000,000	414,000,000	815,000,000	5,940,000,000	19,000,000	468,000,000
2016	11,182,000,000		3,793,000,000						10,687,000,000								3,793,000,000						3,493,000,000	1,830,000,000	89,000,000	4,497,000,000	30,000,000	748,000,000								11,182,000,000							4,018,000,000	1,830,000,000	89,000,000	4,497,000,000		748,000,000
2017	14,604,000,000		3,395,000,000						14,171,000,000								3,397,000,000						8,548,000,000	1,011,000,000		4,532,000,000	46,000,000	34,000,000	32,000,000					32,000,000		14,572,000,000							8,983,000,000	979,000,000		4,530,000,000	46,000,000	34,000,000
Thereafter	49,432,000,000		8,559,000,000						46,796,000,000								8,559,000,000						13,802,000,000	11,303,000,000	92,000,000	9,959,000,000	205,000,000	11,435,000,000	376,000,000				376,000,000			49,056,000,000							16,120,000,000	11,578,000,000	92,000,000	9,626,000,000	205,000,000	11,435,000,000
Long-term debt	148,134,000,000	162,655,000,000	36,637,000,000	23,761,000,000	6,559,000,000	3,304,000,000	1,893,000,000	1,120,000,000	146,997,000,000	161,353,000,000							36,639,000,000	23,761,000,000	6,559,000,000	3,304,000,000	1,893,000,000	1,122,000,000	64,928,000,000	16,842,000,000	1,216,000,000	47,195,000,000	3,500,000,000	13,316,000,000	437,000,000	1,444,000,000			376,000,000	61,000,000		147,697,000,000							69,906,000,000	17,410,000,000	1,216,000,000	45,579,000,000	270,000,000	13,316,000,000
Interest rates of long term debt maturing in 2013 (as a percent)											0.00%	13.60%	0.40%	13.20%	0.60%	0.80%																					0.00%	13.60%	3.70%	13.20%	0.60%	0.80%
Interest rates of long term debt maturing in 2014 (as a percent)											0.00%	13.00%	1.30%	9.30%	0.70%	13.20%																					0.00%	13.00%		9.30%	0.70%	13.20%
Interest rates of long term debt maturing in 2015 (as a percent)											0.00%	12.50%	2.80%	10.30%	0.00%	12.60%																8.50%					0.00%	12.50%	2.80%	10.30%	0.00%	12.60%
Interest rates of long term debt maturing in 2016 (as a percent)											0.30%	10.20%	0.30%	8.20%	0.00%	12.80%																					0.30%	10.20%		8.20%	0.00%	12.80%
Interest rates of long term debt maturing in 2017 (as a percent)											0.60%	5.10%	1.00%	8.50%		2.00%																7.00%					0.40%	5.10%	1.00%	8.50%		2.00%
Interest rates of long term debt maturing after 2017 (as a percent)											0.00%	8.20%	0.00%	13.20%	0.00%	10.90%															7.30%						0.00%	8.20%	0.00%	13.20%	0.00%	10.90%
Maximum principal amount of notes that can be issued																																			¥ 500,000,000,000